Related parties - Transactions with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties
Guarantees provided	$ 0	$ 0
guarantees received	0	0
Provision for expected credit losses	0	0
Frontier Airlines Inc
Disclosure of transactions between related parties
Code-share	71,210	148,964	$ 208,968
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Aircraft maintenance	160,632	239,118	201,624
Technical support	2,882	3,945	5,815
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Airport service	133,296	32,193
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Professional fees	4,798	4,823
Mijares, Angoitia, Corts y Fuentes, S.C.
Disclosure of transactions between related parties
Professional fees	4,311	5,582	1,321
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Call center fees		73,167	37,026
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security service	$ 3,531	$ 3,464	$ 3,120